Goodwill	12 Months Ended
Dec. 31, 2021
Business Combination, Goodwill [Abstract]
Goodwill
8.	Goodwill

	December 31, 2020	December 31, 2021

	RMB in thousands

Beginning balance	1,012,026	1,295,786
Additions (Note 24)	283,760	1,042,517

Ending balance	1,295,786	2,338,303

No impairment charge was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.